Offerings - Offering: 1	Sep. 03, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.895% Fixed Rate/Floating Rate Senior Notes Due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,700
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $ 750,000,000 .